ASSETS HELD FOR SALE AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]

A reconciliation of disposal gain is presented as follows.

Reconciliation of disposal gain:

Item	Amount in US$ million
Waiver of the Company’s payable to the Buyer of the discontinued operations	217.4
Fair value of shares issued to the Buyer	(42.5)
Net assets of discontinued operations as of the disposal date	(133.6)
Release of currency translation difference due to discontinued operations	65.0
Disposal gain	106.3

Results of the discontinued operations

January 1 –
September 30
2017

Revenues	$472,568,586
Cost of revenues	(457,058,538)

Gross profit	15,510,048

Operating (expenses)/income:
Selling and marketing	(24,259,869)
General and administrative	(32,341,022)
Research and development	(14,715,027)
Other income	8,776,633
Impairment loss of assets	—
Total operating expenses	(62,539,285)

Loss from operations	(47,029,237)

Interest income	1,144,135
Interest expenses	(25,518,288)
Exchange gain	(7,095,061)
Loss on derivatives	(1,284,379)
Loss from discontinued operations before income taxes	(79,782,830)
Income tax benefit, net	4,748,324

Loss from discontinued operations, net of tax	$(75,034,506)

Solar power plant subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]

At December 31,
2019
Assets classified as held for sale
Cash and cash equivalents	$427,299
Accounts receivable, net	2,636,581
Value added tax recoverable	747,646
Prepaid expenses and other current assets	1,593,391
Property, plant and equipment, net	13,290,761
Operating lease right-of-use asset	1,230,574
Impairment of assets(1)	(1,347,626)

Total assets classified as held for sale	18,578,626

Liabilities classified as held for sale
Accounts payable	58,525
Operating lease liabilities	1,229,918
Failed sales leased back and finance lease liability	7,879,923

Total liabilities classified as held for sale	$9,168,366
(1)

As a result of the acquisition agreement, the Company reassessed the net assets on the solar power plant to the lower of carrying amount or fair value less cost to sell. As of December 31, 2019, the impairment loss of $1,347,626 has been applied to reduce the carrying amount of assets classified as held for sale.